Note 10 - Organizational Changes (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporate Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	113	228	303
Investment Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	54	149	100
Private Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	594	776	630
Asset Management [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	1	10	48
Capital Release Unit [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	0	13	69
Infrastructure [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	141	186	297
Total full-time equivalent staff [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	903	1,362	1,447